Condensed Interim Consolidated Statements of Comprehensive Income - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
REVENUE
Revenue	$ 47,182,310	$ 18,861,206	$ 116,110,860	$ 45,076,068
OPERATING EXPENSES
Commissions and voyage related costs	7,959,724	3,070,280	22,626,960	3,615,964
Vessel operating expenses	11,932,106	7,924,360	32,410,042	20,430,678
Depreciation	6,629,516	4,081,901	17,252,021	10,505,031
Amortization of deferred dry dock expenditure	447,775	511,249	1,617,799	1,467,087
General and administrative expenses	2,792,312	2,091,411	7,635,934	6,288,234
Total operating expenses	29,761,433	17,679,201	81,542,756	42,306,994
Profit from operations	17,420,877	1,182,005	34,568,104	2,769,074
Interest expense and finance costs	(3,806,461)	(1,056,730)	(7,945,689)	(2,946,752)
Interest income	4,665	3,077	10,688	13,377
Profit / (loss) before taxes	13,619,081	128,352	26,633,103	(164,301)
Income tax	(17,102)	(11,054)	(43,688)	(37,108)
Net profit / (loss)	$ 13,601,979	$ 117,298	$ 26,589,415	$ (201,409)
Earnings / (loss) per share, basic and diluted	$ 0.522	$ 0.004	$ 1.022	$ (0.008)
Weighted average number of shares outstanding, basic and diluted	26,079,260	26,100,000	26,025,191	24,042,308